Note 40 - Financial Instruments Risks - Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Progress of LCR Ratios Abstract
Liquidity Coverage Ratios	291.00%	289.00%	519.00%